            As filed with the Securities and Exchange
                 Commission on October 10, 1996

                                               File Nos. 33-18647
                                                         811-5398

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

               ___________________________________

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                  Pre-Effective Amendment No.

                Post-Effective Amendment No. 18                 X
                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 19                        X

              ____________________________________

          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
      (Address of Principal Executive Office)   (Zip Code)

      Registrant's Telephone Number, including Area Code:
                         (800) 221-5672

              ____________________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York l0105
             (Name and address of agent for service)

             ______________________________________

                  Copies of communications to:
                       Thomas G. MacDonald
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

     It is proposed that this filing will become effective
                     (check appropriate box)


      x   immediately upon filing pursuant to paragraph (b)
    _____ on (date), 1996 pursuant to paragraph (b)
    _____ 60 days after filing pursuant to paragraph (a)(1)
    _____ on (date) pursuant to paragraph (a)(1)
    _____ 75 days after filing pursuant to paragraph (a)(2)
    _____ on (date) pursuant to paragraph (a)(2) of rule 485.

    If appropriate, check the following box:

    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Registrant has registered an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended December 31, 1995 was filed on February 26, 1996 and amended March 6, 1996.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404 (c))

N-1A ITEM NO.                                  LOCATION IN PROSPECTUS

PART A

Item  1. Cover Page                            Cover Page

Item  2. Synopsis                              Expense Information

Item  3. Condensed Financial Information       Financial Highlights

Item  4. General Description of Registrant     Description of the Portfolios

Item  5. Management of the Fund                Management of the Fund;
                                               General Information

Item  6. Capital Stock and Other Securities    General Information; Dividends,
                                               Distributions and Taxes

Item  7. Purchase of Securities Being Offered  Purchase and Redemption of
                                               Shares; General Information

Item  8. Redemption or Repurchase              Purchase and Redemption of
                                               Shares; General Information

Item  9. Pending Legal Proceedings             Not Applicable


PART B                                         LOCATION IN STATEMENT
                                               OF ADDITIONAL INFORMATION

Item 10. Cover Page                            Cover Page

Item 11. Table of Contents                     Cover Page

Item 12. General Information and History       Management of the Fund;
                                               General Information

Item 13. Investment Objectives and Policies    Investment Policies and
                                               Restrictions

                            CROSS REFERENCE SHEET
                        (as required by Rule 404 (c))

PART B
(Continued)

Item 14. Management of the Fund                Management of the Fund

Item 15. Control Persons and Principal
         Holders of Securities                 Management of the Fund;
                                               General Information

Item 16. Investment Advisory and Other
         Services                              Management of the Fund

Item 17. Brokerage Allocation                  Portfolio Transactions

Item 18. Capital Stock and Other Securities    General Information

Item 19. Purchase, Redemption and Pricing      Purchase and
         of Securities Being Offered           Redemption of Shares;
                                               Net Asset Value

Item 20. Tax Status                            Dividends, Distributions
                                               and Taxes

Item 21. Underwriters                          General Information

Item 22. Calculation of Performance Data       General Information

Item 23. Financial Statements                  Financial Statements; Report
                                               of Independent Auditors





















                                      4
00250292.AY8

Incorporated herein by reference is the prospectus of Alliance Variable Products Series Fund, Inc. (the "Fund") contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed April 30, 1996, except with respect to any information contained therein pertaining to the Technology Portfolio.

                   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

_________________________________________________________________
P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672

_________________________________________________________________

         Alliance Variable Products Series Fund, Inc. (the
"Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

_________________________________________________________________

                      TECHNOLOGY PORTFOLIO

_________________________________________________________________


         The Technology Portfolio (the "Portfolio") seeks growth of capital through investment in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

(R) : This is a registered mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     PROSPECTUS/_____, 1996

         Investors are advised to carefully read this Prospectus and to retain it for future reference.

_________________________________________________________________

                      PURCHASE INFORMATION
_________________________________________________________________

         The Fund will offer and sell the Portfolio's shares only to separate accounts of certain life insurance companies, for the purpose of funding variable annuity contracts and variable life insurance policies. Sales will be made without sales charge at the Portfolio's per share net asset value. Further information can be obtained from Alliance Fund Services, Inc. at the address or telephone number shown above.

         An investment in the Fund is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other agency.

_________________________________________________________________

                     ADDITIONAL INFORMATION

_________________________________________________________________


         This Prospectus sets forth concisely the information which a prospective investor should know about the Fund and the Portfolio before applying for certain variable annuity contracts and variable life insurance policies offered by participating insurance companies. It should be read in conjunction with the Prospectus of the separate account of the specific insurance product which accompanies this Prospectus. A "Statement of Additional Information" dated ___________, 1996, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the address or telephone number shown above.

_________________________________________________________________

                       EXPENSE INFORMATION
_________________________________________________________________

Shareholder Transaction Expenses

         The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees..........................         0%*

Other Expenses...........................       .95%*
                                               _____

Total Portfolio Operating Expenses.........     .95%
                                               =====
____________________
* Net of expense reimbursement

Example

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period).

                     1 Year    3 Years    5 Years   10 Years
                      $10        $30        $52       $116




         The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for the Portfolio are net of voluntary expense reimbursements, which are not required to be continued indefinitely; however, the Adviser intends to continue such reimbursements for the foreseeable future. The estimated expenses of the Portfolio, before expense reimbursement would be:
Management Fees -- 1.00%, Other Expenses -- 1.55% and Total Operating Expenses -- 2.44%. The example should not be considered representative of future expenses; actual expenses may be greater or less than those shown.

                      FINANCIAL HIGHLIGHTS

         The following information as to net asset value, ratios and certain supplemental data for the period shown below has not been audited.
                      Technology Portfolio
                       January 11, 1996(a)
                               to
                          June 30, 1996
                           (unaudited)

Net asset value, beginning
  of period                  $10.00

INCOME FROM INVESTMENT
 OPERATIONS
Net investment income(b)        .08(c)
Net realized and unrealized
 loss on investments           (.17)

Net decrease in net asset
 value from operations         (.09)

Net asset value, end
 of period                        $9.91

TOTAL RETURN

Total investment return
 based on net asset
 value(d)                          (.90 )%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted)      $12,170
Ratio to average
 net assets of:
Expenses, net of waivers
 and reimbursements          .95%(e)
Expenses, before waivers
 and reimbursements          1.85%(e)
Net investment income        1.96%(e)
Portfolio turnover
  rate                       11%
Average commission rate      $.0625
  paid (f)

___________________

(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the investment adviser.

(c) Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g) The amount shown in this caption for a share outstanding throughout the period may not accord with the change in realized and unrealized gains and losses in the portfolio securities for the period because of timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.


_________________________________________________________________

                  DESCRIPTION OF THE PORTFOLIO
_________________________________________________________________

Introduction to the Fund

         The Fund was established as a corporation in Maryland. The Fund is an open-end management investment company commonly known as a "mutual fund" whose shares are offered in separate series each referred to as a "portfolio." Because the Fund offers multiple portfolios, it is known as a "series fund." Each portfolio is a separate pool of assets constituting, in effect, a separate fund with its own investment objectives and policies.

         A shareholder in the Portfolio will be entitled to his or her pro rata share of all dividends and distributions arising from the Portfolio's assets and, upon redeeming shares of the Portfolio, the shareholder will receive the then current net asset value of the Portfolio represented by the redeemed shares. (See "Purchase and Redemption of Shares"). While the Fund has no present intention of doing so, the Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.

         The Fund currently has 18 other portfolios: the Money Market Portfolio, the Premier Growth Portfolio, the Growth and Income Portfolio, the U.S. Government/High Grade Securities Portfolio, the High-Yield Portfolio, the Total Return Portfolio, the International Portfolio, the Short-Term Multi-Market Portfolio, the Global Bond Portfolio, the North American Government Income Portfolio, the Global Dollar Government Portfolio, the Utility Income Portfolio, the Conservative Investors Portfolio, the Growth Investors Portfolio, the Growth Portfolio, the Worldwide Privatization Portfolio and the Quasar Portfolio.

         The Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

         It is conceivable that in the future it may be disadvantageous for variable annuity and variable life insurance separate accounts to invest simultaneously in the Fund. Currently, however, the Fund does not foresee any disadvantage to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Directors intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

         The investment objectives and policies of the Portfolio are set forth below. There can be, of course, no assurance that the Portfolio will achieve its investment objectives.

Investment Objectives and Policies

General

         The Portfolio is a diversified investment portfolio that emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Portfolio will normally have at least 80% of its assets invested in the securities of these companies. The Portfolio normally will have substantially all its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Portfolio will invest in listed and unlisted securities and U.S. and foreign securities, but it will not purchase a foreign security if as a result 10% or more of the Portfolio's total assets would be invested in foreign securities.

         The Portfolio's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

         The Portfolio may maintain up to 15% of its net assets in illiquid securities, lend portfolio securities equal in value to not more than 30% of the Portfolio's total assets and invest up to 10% of its total assets in foreign securities.

         Options. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio intends to write covered call options and purchase put and call options on securities of the types in which it is permitted to invest that are traded on U.S. and foreign securities exchanges. A call option written by the Portfolio is "covered" if the Portfolio
(i) owns the underlying security covered by the call (ii) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodian) upon conversion or exchange of other portfolio securities, or (iii) holds a call on the same security in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and liquid high-grade debt securities in a segregated account with the Fund's Custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         The Portfolio will not write uncovered call options and will not write a call option if the premium to be received by the Portfolio in doing so would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts). The Portfolio will not write a call option if, as a result, the aggregate of the Portfolio's securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Portfolio's total assets or more than 10% of the Portfolio's assets would be committed to call options that at the time of sale have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Portfolio will at no time exceed 10% of the Portfolio's total assets.

         The Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated transactions. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by a Portfolio in negotiated transactions are illiquid and it may not be possible for the Portfolio to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so. See "Illiquid Securities." See Appendix A in the Statement of Additional Information for a further discussion of the use, risks and costs of option trading.

         The Portfolio may purchase and sell exchange-traded options on any securities index composed of the types of securities in which it may invest. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Rights and Warrants

         The Portfolio may invest up to 10% of its total assets in rights and warrants. The Portfolio will invest in rights and warrants only if the underlying equity securities themselves are deemed appropriate by the Adviser for inclusion in the Portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of an increase in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

For a further description of the Portfolio's investment policies and techniques, see "Other Investment Policies and Techniques" below.

OTHER INVESTMENT POLICIES AND TECHNIQUES

Loans of Portfolio Securities

         The Portfolio may make secured loans of its portfolio securities to brokers, dealers and financial institutions provided that cash, U.S. Government securities, other liquid high-quality debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio.

         The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser (subject to review by the Directors) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned thereon and the Portfolio may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan. The Directors will monitor the lending of securities by the Portfolio. No more than 30% of the value of the assets of the Portfolio may be loaned at any time, nor will the Portfolio lend its portfolio securities to any officer, director, employee or affiliate of either the Fund or the Adviser.

Foreign Securities

         The Portfolio will not purchase a foreign security if such purchase at the time thereof would cause 10% or more of the value of the Portfolio's total assets to be invested in foreign securities. To the extent the Portfolio invests in foreign securities, consideration is given to certain factors comprising both risk and opportunity. The values of foreign securities investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic, taxation or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Currency exchange rate movements will increase or reduce the U.S. dollar value of the Portfolio's net assets and income attributable to foreign securities. Costs are incurred in connection with conversions between various currencies held by the Portfolio. In addition, there may be substantially less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Foreign issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.
In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Portfolio will invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

Illiquid Securities

         The Portfolio may maintain no more than 15% of its net assets in illiquid securities. For purposes of the Portfolio's investment objectives and policies and investment restrictions, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Portfolio over-the-counter and the cover for options written by the Portfolio over-the-counter, and (c) repurchase agreements not terminable within seven days. Securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such securities under the supervision of the Board of Directors. See the Statement of Additional Information for further discussion of illiquid securities.

Portfolio Turnover

         Generally, the Fund's policy with respect to turnover of securities held in the Portfolio is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits or for the purpose of exercising control. When circumstances warrant, however, securities may be sold without regard to the length of time held. Although the Fund cannot accurately predict its annual portfolio turnover rate, the Adviser does not expect the annual rate of the Portfolio to exceed 100%.

         A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue to qualify as a regulated investment company for Federal tax purposes, less than 30% of the annual gross income of a Portfolio must be derived from the sale of securities held by the Portfolio for less than three months. See "Dividends, Distributions and Taxes."

Certain Fundamental Investment Policies

         The Fund has adopted certain fundamental investment policies applicable to the Portfolio which may not be changed without the approval of the shareholders of the Portfolio. Certain of those fundamental investment policies are set forth below. For a complete listing of such fundamental investment policies, see the Statement of Additional Information.

         The Portfolio may not: (i) with respect to 75% of its total assets, have such assets represented by other than:
(a) cash and cash items, (b) U.S. Government securities, or
(c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Portfolio's total assets, and not more than 10% of the outstanding voting securities of such issuer; (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 25% of its total assets, or (b) the Portfolio owns more than 25% of the outstanding securities of any one class of securities of such issuer; (iii) concentrate its investments in any one industry, but the Portfolio has reserved the right to invest up to 25% of its total assets in a particular industry; and (iv) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase would cause 10% or more of its total assets to be invested in the securities of such issuers.

         In addition, the Fund has adopted an investment policy, which is not designated a "fundamental policy" within the meaning of the Act, of intending to have the Portfolio comply at all times with the diversification requirements prescribed in
Section 817(h) of the Internal Revenue Code or any successor thereto and the applicable Treasury Regulations thereunder. This policy may be changed upon notice to shareholders of the Fund, but without their approval.

_________________________________________________________________

                     MANAGEMENT OF THE FUND
_________________________________________________________________

Directors

         John D. Carifa, Chairman of the Board and President, is
President of Alliance Capital Management Corporation ("ACMC"), the sole general partner of the Adviser, with which he has been associated since prior to 1991.

         Ruth Block is a Director of Ecolab Incorporated
(specialty chemicals) and Amoco Corporation (oil and gas). She was formerly an Executive Vice President and the Chief Insurance
Officer of The Equitable Life Assurance Society of the United
States since prior to 1991.

         David H. Dievler was formerly President of the Fund, and a Senior Vice President of ACMC, with which he has been associated since prior to 1991.

         John H. Dobkin is President of Historic Hudson Valley
(historic preservation) since prior to 1991. Previously, he was Director of the National Academy of Design. From 1987 to 1992, he was a Director of ACMC.

         William H. Foulk, Jr. was formerly a Senior Manager of
Barrett Associates, Inc., a registered investment adviser, with which he has been associated since prior to 1991.

         Dr. James M. Hester is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation since prior to 1991. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University.

         Clifford L. Michel is a member of the law firm of Cahill
Gordon & Reindel, with which he has been associated since prior to 1991.

         Robert C. White is a Vice President and the Chief
Financial Officer of the Howard Hughes Medical Institute, with which he has been associated since prior to 1991.

Adviser

         Alliance Capital Management L.P. (the "Adviser"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 has been retained under an investment advisory agreement (the "Investment Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each of the Fund's Portfolios subject to the general supervision and control of the Board of Directors of the Fund. The employees of the Adviser principally responsible for the Portfolio's investment program since its inception are Peter Anastos and Gerald T. Malone. Mr. Anastos has been associated with the Adviser since prior to 1991 and Mr. Malone has been associated with the Adviser since 1992. Prior thereto, Mr. Malone was associated with College Retirement Equities Fund since prior to 1991.

         The Adviser is a leading international investment manager supervising client accounts with assets as of March 1, 1996 totaling more than $56 billion (of which more than $48 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 50 registered investment companies managed by the Adviser comprising 107 separate investment portfolios currently have over two million shareholders. As of March 1, 1996, the Adviser was retained as an investment manager by 34 of the Fortune 100 companies.

         ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

         The Adviser provides investment advisory services and order placement facilities for each of the Fund's portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers. The Portfolio pays the Adviser at an annual rate of 1.00% of the average daily net asset value. The fees are accrued daily and paid monthly. The Commission takes the position that the rate of fees applicable to the Portfolio are higher than those paid by most other investment companies; however, the Adviser believes the fees are comparable to those paid by investment companies of similar investment orientation.

Expenses of the Fund

         In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Fund pays certain other costs including (a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) cost of maintaining the Fund's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with the Commission and with state regulatory authorities, and (j) cost of certain personnel of the Adviser or its affiliates rendering clerical, accounting and other services to the Fund.

         As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Investment Advisory Agreement, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or by its affiliates; in such event, the services are provided to the Fund at cost and the payments specifically approved in advance by the Fund's Board of Directors.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

Purchase of Shares

         Shares of the Portfolio are offered on a continuous basis directly by the Fund and by Alliance Fund Distributors, Inc., the Fund's Principal Underwriter, to the separate accounts of certain life insurance companies without any sales or other charge, at the Portfolio's net asset value, as described below. The separate accounts of insurance companies place orders to purchase shares of the Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies which are funded by shares of the Portfolios. The Fund reserves the right to suspend the sale of the Fund's shares in response to conditions in the securities markets or for other reasons. Individuals may not place orders directly with the Fund. See the Prospectus of the separate account of the participating insurance company for more information on the purchase of Portfolio shares.

         The public offering price of the Portfolio's shares is their net asset value. The per share net asset value of the Portfolio is computed in accordance with the Fund's Articles of Incorporation and By-Laws, at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern), following receipt of a purchase or redemption order by the Fund, on each Fund business day on which such an order is received and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares. The Fund's per share net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday exclusive of national holidays on which the Exchange is closed (most national holidays and Good Friday). For purposes of this computation, the securities in the Portfolio are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Directors believe would accurately reflect fair market value. Portfolio securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities.

Redemption of Shares

         An insurance company separate account may redeem all or any portion of the shares of the Portfolio in its account at any time at the net asset value per share of the Portfolio next determined after a redemption request in proper form is furnished to the Fund or the Principal Underwriter. Any certificates representing shares being redeemed must be submitted with the redemption request. Shares redeemed are entitled to earn dividends, if any, up to and including the day redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

         The right of redemption may be suspended or the date of payment may be postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by the Portfolio is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of the Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

         The Portfolio will declare and distribute dividends from net investment income and will distribute its net capital gains, if any, at least annually. Such income and capital gains distributions will be made in shares of the Portfolio.

         The Portfolio intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Portfolio will not be subject to Federal income or excise taxes on its investment company taxable income and net capital gains to the extent such investment company taxable income and net capital gains are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from the Portfolio are not currently taxable when left to accumulate within a variable annuity (other than an annuity interest owned by a person who is not a natural person) or variable life insurance contract. Distributions of net investment income and net short-term capital gain will be treated as ordinary income and distributions of net long-term capital gain will be treated as long-term capital gain in the hands of the insurance companies.

         Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated there-under, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. The Portfolio plans to satisfy these conditions at all times so that the shares of the Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

         For information concerning federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

Portfolio Transactions

         Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolio. Portfolio transactions for the Portfolio are normally effected by brokers.

         The Fund has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Consistent with the objective of obtaining best execution, the Fund may use brokers and dealers who provide research, statistical and other information to the Adviser.

         There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities on an agency basis with Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation, for which Donaldson, Lufkin and Jenrette Securities Corporation may receive a portion of the brokerage commission. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that Donaldson, Lufkin & Jenrette Securities Corporation is an affiliate of the Adviser.

Organization

         The Fund is a Maryland corporation organized on November 17, 1987. The authorized capital stock of the Fund consists solely of 9,000,000,000 shares of Common Stock having a par value of $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series. Such shares are currently divided into 17 series, one underlying each portfolio. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series on matters, such as the election of Directors, that affect all portfolios in substantially the same manner. Maryland law does not require a registered investment company to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Directors. Shares of each portfolio are freely transferable, are entitled to dividends as determined by the Board of Directors and, in liquidation of the Fund, are entitled to receive the net assets of that portfolio. Shareholders have no preference, pre-emptive or conversion rights. In accordance with current law, it is anticipated that an insurance company issuing a variable annuity contract or variable life insurance policy that participates in the Fund will request voting instructions from contract or policyholders and will vote shares in the separate account in accordance with the voting instructions received.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the
Americas, New York, New York 10105, an indirect wholly-owned subsidiary of the Adviser, is the Principal Underwriter of shares of the Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Custodian for the securities and cash of the Fund and as its dividend disbursing agent, but plays no part in deciding on the purchase or sale of portfolio securities.

Registrar and Dividend-Disbursing Agent

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 500 Plaza Drive, Secaucus, New Jersey, 07094, acts as the Fund's registrar and dividend-disbursing agent.

Additional Information

         Any shareholder inquiries may be directed to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Prospectus. This Prospectus and the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

         This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.













                               19
00250292.AY8

Incorporated herein by reference is the statement of additional information of Alliance Variable Products Series Fund, Inc. (the "Fund") contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed April 30, 1996, except with respect to any information contained therein pertaining to the Technology Portfolio.

                                       ALLIANCE VARIABLE PRODUCTS
                                       SERIES FUND, INC.
                                       - Technology Portfolio
_________________________________________________________________

P. O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                       ____________, 1996
_________________________________________________________________

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Portfolio's current Prospectus dated ____________ __, 1996. Copies of such Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.

                        TABLE OF CONTENTS

                                                             PAGE

    Introduction
    Investment Policies and Restrictions
    Management of the Fund
    Purchase and Redemption of Shares
    Net Asset Value
    Portfolio Transactions
    Dividends, Distributions and Taxes
    General Information
    Appendix A: Options

(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                          INTRODUCTION
_________________________________________________________________

         The Technology Portfolio (the "Portfolio") is a portfolio of the Alliance Variable Products Series Fund, Inc. ("the Fund"), an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

_________________________________________________________________

              INVESTMENT POLICIES AND RESTRICTIONS
_________________________________________________________________

         The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of the Portfolio set forth in the Portfolio's Prospectus. Except as noted below, the investment policies described below are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the Portfolio; however, shareholders will be notified prior to a material change in such policies.

         Whenever any investment policy or restriction states a minimum or maximum percentage of the Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

         The primary investment objective of the Portfolio is to emphasize growth of capital, and investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. However, subject to the limitations referred to under "Options" below, the Portfolio may seek to earn income through the writing of listed call options. In seeking to achieve its objective, the Portfolio will invest primarily in securities of companies which are expected to benefit from technological advances and improvements (i.e., companies which use technology extensively in the development of new or improved products or processes). The Portfolio will have at least 80% of its assets invested in the securities of such companies except when the Portfolio assumes a temporary defensive position. There obviously can be no assurance that the Portfolio's investment objective will be achieved, and the nature of the Portfolio's investment objective and policies may involve a somewhat greater degree of risk than would be present in a more conservative investment approach.

         Except as otherwise indicated, the investment policies of the Portfolio are not "fundamental policies" and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to its shareholders. The Portfolio's investment objective, as well as the Portfolio's 80% investment policy described above, may not be changed without shareholder approval.

         The Portfolio expects under normal circumstances to have substantially all of its assets invested in equity securities (common stocks or securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks). When business or financial conditions warrant, the Portfolio may take a defensive position and invest without limit in investment grade debt securities or preferred stocks or hold its assets in cash. The Portfolio at times may also invest in debt securities and preferred stocks offering an opportunity for price appreciation (e.g., convertible debt securities).

         Critical factors which will be considered in the selection of securities will include the economic and political outlook, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices. Generally speaking, disposal of a security will be based upon factors such as (i) actual or potential deterioration of the issuer's earning power which the Portfolio believes may adversely affect the price of its securities, (ii) increases in the price level of the security or of securities generally which the Portfolio believes are not fully warranted by the issuer's earning power, and (iii) changes in the relative opportunities offered by various securities.

         Companies in which the Portfolio will invest include those whose processes, products or services are anticipated by Alliance Capital Management L.P., the Portfolio's investment adviser (the "Investment Adviser"), to be significantly benefited by the utilization or commercial application of scientific discoveries or developments in such fields as, for example, aerospace, aerodynamics, astrophysics, biochemistry, chemistry, communications, computers, conservation, electricity, electronics (including radio, television and other media), energy (including development, production and service activities), geology, health care, mechanical engineering, medicine, metallurgy, nuclear physics, oceanography and plant physiology.

         The Portfolio will endeavor to invest in companies where the expected benefits to be derived from the utilization of technology will significantly enhance the prospects of the company as a whole (including, in the case of a conglomerate, affiliated companies). The Portfolio's investment objective permits the Portfolio to seek securities having potential for capital appreciation in a variety of industries.

         Certain of the companies in which the Portfolio invests may allocate greater than usual amounts to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Portfolio invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence.

         INVESTMENT POLICIES

         OPTIONS. The Portfolio may write call options and may purchase and sell put and call options written by others, combinations thereof, or similar options. The Portfolio may not write put options. A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated. A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash, U.S. Government Securities or other liquid high grade debt obligation held in a segregated account by the Fund's Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash in a segregated account with the Fund's Custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at high prices. In exchange for the premium received by it, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options occurs when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees.

         It is the Portfolio's policy not to write a call option if the premium to be received by the Portfolio in connection with such options would not produce an annualized return of at least 15% of the then market value of the securities subject to the option. Commissions, stock transfer taxes and other expenses of the Portfolio must be deducted from such premium receipts.
Option premiums vary widely depending primarily on supply and demand. Calls written by the Portfolio will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of which are members of a national securities exchange on which options are traded, and will in such case be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Portfolio) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The Portfolio will not sell a call option written or guaranteed by it if, as a result of such sale, the aggregate of the Portfolio's securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Portfolio's total assets.
The Portfolio will not sell any call option if such sale would result in more than 10% of the Portfolio's assets being committed to call options written by the Portfolio which, at the time of sale by the Portfolio, have a remaining term of more than 100 days.

         OPTIONS ON MARKET INDICES. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Through the purchase of listed index options, the Portfolio could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Portfolio's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Portfolio would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

         RIGHTS AND WARRANTS. The Portfolio may invest up to 10% of its total assets in rights and warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

         FOREIGN INVESTMENTS. The Portfolio will not purchase a foreign security if such purchase at the time thereof would cause 10% or more of the value of the Portfolio's total assets to be invested in foreign securities. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles.
In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Portfolio will invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available abut certain non-U.S. issuers than is available about U.S. issuers.

         Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which the Portfolio may invest and could adversely affect the Portfolio's assets should these conditions or events recur.

         Foreign investment in certain foreign securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of the Portfolio. Certain countries in which the Portfolio may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

         ILLIQUID SECURITIES. The following investment policy is not fundamental and may be changed by a vote of the Board of Directors. The Portfolio will not maintain more than 15% of its total assets (taken at market value) in illiquid securities. For this purpose, illiquid securities include, among others,
(a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale, (b) options purchased by the Portfolio over-the-counter and the cover for options written by the Portfolio over-the-counter and (c) repurchase agreements not terminable within seven days.

         Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         During the coming year, the Portfolio may invest up to 5% of its total assets in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

         The Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers making quotations to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) the number of dealers undertaking to make a market in the security;
(v) the nature of the security and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (vi) any applicable Commission interpretation or position with respect to such type of securities.

         LENDING OF PORTFOLIO SECURITIES. In order to increase income, the Portfolio may from time to time lend its securities to brokers, dealers and financial institutions and receive collateral in the form of cash or U.S. Government Securities. Under the Portfolio's procedures, collateral for such loans must be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities (including interest accrued on the loaned securities). The interest accruing on the loaned securities will be paid to the Portfolio and the Portfolio will have the right, on demand, to call back the loaned securities. The Portfolio may pay fees to arrange the loans. The Portfolio will not lend its securities in excess of 30% of the value of its total assets, nor will the Portfolio lend its securities to any officer, director, employee or affiliate of the Fund or the Adviser.

         PORTFOLIO TURNOVER. The investment activities described above are likely to result in the Portfolio engaging in a considerable amount of trading of securities held for less than one year. Accordingly, it can be expected that the Portfolio will have a higher turnover rate than might be expected from investment companies which invest substantially all of their funds on a long-term basis. Correspondingly heavier brokerage commission expenses can be expected to be borne by the Portfolio. Management anticipates that the Portfolio's annual rate of portfolio turnover will not be in excess of 100% in future years. A 100% annual turnover rate would occur, for example, if all the stocks in the Portfolio's portfolio were replaced once in a period of one year.

         Within this basic framework, the policy of the Portfolio is to invest in any company and industry and in any type of security which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies as well as in new and unseasoned companies. Since securities fluctuate in value due to general economic conditions, corporate earnings and many other factors, the shares of the Portfolio will increase or decrease in value accordingly, and there can be no assurance that the Portfolio will achieve its investment goal or be successful.

         INVESTMENT RESTRICTIONS

         The following restrictions may not be changed without approval of a majority of the outstanding voting securities of the Portfolio, which means the vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares, whichever is less.

         To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Portfolio may not:

              (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Portfolio's total assets, and not more than 10% of the outstanding voting securities of such issuer;

             (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 25% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 25% of the outstanding securities of any one class of securities of such issuer;

            (iii)  concentrate its investments in any one
         industry, but the Portfolio has reserved the right to invest up to 25% of its total assets in a particular industry;

             (iv) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause 10% or more of the value of the total assets of the Portfolio to be invested in the securities of such issuer or issuers;

              (v) make short sales of securities or maintain a short position or write put options;

             (vi) mortgage, pledge or hypothecate or otherwise encumber its assets, except as may be necessary in connection with permissible borrowings mentioned in investment restriction (xiv) listed below;

            (vii)  purchase the securities of any other
         investment company or investment trust, except when such purchase is part of a merger, consolidation or acquisition of assets;

           (viii) purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate) commodities or commodity contracts;

             (ix)  purchase participations or other direct
         interests in oil, gas, or other mineral exploration or development programs;

              (x) participate on a joint or joint and several basis in any securities trading account;

             (xi)  invest in companies for the purpose of
         exercising control;

            (xii) purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

           (xiii) make loans of its assets to any other person, which shall not be considered as including the purchase of a portion of an issue of publicly-distributed debt securities; except that the Portfolio may purchase non-publicly distributed securities subject to the limitations applicable to restricted or not readily marketable securities and except for the lending of portfolio securities as discussed under "Other Investment Policies and Techniques - Loans of Portfolio Securities" in the Prospectus;

            (xiv) borrow money except for the short-term credits from banks referred to in paragraph (xii) above and except for temporary or emergency purposes and then only from banks and in an aggregate amount not exceeding 5% of the value of its total assets at the time any borrowing is made. Money borrowed by the Portfolio will be repaid before the Portfolio makes any additional investments;

             (xv) act as an underwriter of securities of other issuers, except that the Portfolio may acquire restricted or not readily marketable securities under circumstances where, if sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933 (the Portfolio will not invest more than 10% of its net assets in aggregate in restricted securities and not readily marketable securities); and

            (xvi) purchase or retain the securities of any issuer if, to the knowledge of the Portfolio's management, those officers and directors of the Portfolio, and those employees of the Investment Adviser, who each owns beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer.


_________________________________________________________________

                     MANAGEMENT OF THE FUND
_________________________________________________________________

DIRECTORS AND OFFICERS

         The Directors and principal officers of the Fund, their ages and their primary occupations during the past five years are set forth below. Each such Director and officer is also a trustee, director or officer of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105.

DIRECTORS

         JOHN D. CARIFA, 51, Chairman of the Board, is the
President, Chief Operating Officer and a Director of Alliance
Capital Management Corporation ("ACMC"), the sole general partner of the Adviser, with which he has been associated since prior to 1991.

         RUTH BLOCK, 65, was formerly Executive Vice President and the Chief Insurance Officer of The Equitable Life Assurance Society of the United States. She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Her address is Box 4653, Stamford, Connecticut 06905.

         DAVID H. DIEVLER, 66, was formerly Chairman and
President of the Fund and a Senior Vice President of ACMC, with which he had been associated since prior to 1991. He is currently an independent consultant. His address is P.O. Box
167, Spring Lake, New Jersey 07762.

         JOHN H. DOBKIN, 53, has been the President of Historic
Hudson Valley (historic preservation) since 1990.  From 1988 to
1992, he was a Director of ACMC.  His address is Historic Hudson
Valley, 150 White Plains Road, New York, New York 10591.

         WILLIAM H. FOULK, JR., 63, is a Senior Manager of
Barrett Associates, Inc., a registered investment adviser, since prior to 1991. His address is 521 Fifth Avenue, New York, New
York  10175.

         DR. JAMES M. HESTER, 72, is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University. His address is 525 East 72nd Street, New York, New York 10021.

         CLIFFORD L. MICHEL, 56, is a member of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1991. He is also Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining) and Faber-Castell Corporation (writing products). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

         ROBERT C. WHITE, 75, is a Vice President and Chief Financial Officer of the Howard Hughes Medical Institute with which he has been associated prior to 1991. He is also a retired Trustee of St. Clair Fixed Income Fund, St. Clair Tax-Free Fund and St. Clair Equity Fund (registered investment companies) and a Director of MEDSTAAT Systems, Inc. (health care information).
His address is 8101 Connecticut Avenue, Apartment S501, Chevy Chase, Maryland 20815.

OFFICERS

         ALFRED L. HARRISON, SENIOR VICE PRESIDENT, 57, is a Vice
Chairman of ACMC, with which he has been associated with since prior to 1991.

         WAYNE D. LYSKI, SENIOR VICE PRESIDENT, 53, is an
Executive Vice President of ACMC, with which he has been associated with since prior to 1991.

         KATHLEEN A. CORBET, 35, Senior Vice President, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital
Management Corporation's Fixed Income Management Department,

Private Placement Secondary Trading and Fund Management since prior to 1991.

         EDMUND P. BERGAN, Jr., 45, Secretary, is a Vice
President and Assistant General Counsel of ACMC with which he has been associated since prior to 1991.

         MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER,
45, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS"), with which he has been associated since prior to 1991.

         ANDREW GANGOLF, ASSISTANT SECRETARY, 41, has been a Vice President and Assistant General Counsel of AFD since December 1994. Prior thereto he was a Vice President and Assistant Secretary of Delaware Management Company, Inc. since October 1992 and a Vice President and Counsel to Equitable Life Assurance Society of the United States since prior to 1991.

         LAURA MAH, CONTROLLER, 39, has been a Vice President of
ACMC since July 1992. Previously she was associated with Equitable Capital Management Corporation ("ECMC") since prior to
1991.

         THOMAS R. MANLEY, ASSISTANT CONTROLLER, 43, has been an
Assistant Vice President of ACMC since July 1993. Previously he was associated with ECMC since 1991.

         STEVEN YU, ASSISTANT CONTROLLER, 35, has been an
Assistant Vice President of ACMC since 1993. Previously he was associated with ECMC since prior to 1991.

         The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended December 31, 1995 and the aggregate compensation paid to each of the Directors during calendar year 1995 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                     Total              Total Number
                                     Compensation       of Funds in the
                                     from the           Alliance Fund
                                     Alliance Fund      Complex, Including
                      Aggregate      Complex,           the Fund, as to which
Name of Director      Compensation   Including the      the Director is a
of the Fund           from the Fund  Fund               Director or Trustee
_______________       _____________  _____________      _____________________

John D. Carifa        $-0-             $-0-                      49
Ruth Block            $3,165           $ 159,000                 36
David H. Dievler      $3,165           $ 179,200                 42
John H. Dobkin        $3,300           $ 117,200                 29
William H. Foulk, Jr. $3,300           $ 143,500                 30
Dr. James M. Hester   $3,165           $ 156,000                 37
Clifford L. Michel    $3,165           $ 131,500                 36
Robert C. White       $3,165           $ 133,200                 36

___________________________

As of March 30, 1996, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ADVISER

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

         The Adviser is a leading international investment manager supervising client accounts with assets as of March 1, 1996 of more than $156 billion (of which approximately $48 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included, as of March 1, 1996, 34 of the FORTUNE 100 Companies. As of that date, the Adviser and its subsidiaries employed approximately 1,350 employees who operated out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 50 registered investment companies comprising 107 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of March 1, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57.6% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of March 1, 1996, approximately 32.4% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund.


         AXA and its subsidiaries own approximately 63.9% of the issued and outstanding shares of capital stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in France, the United States, Australia, the United Kingdom, Canada and other countries, principally in Europe and the Asia Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities in the United States, Europe and the Asia Pacific area. Based on information provided by AXA, as of March 1, 1996, 42.1% of the issued ordinary shares (representing 53.4% of the voting power) of AXA were owned by Midi Participations, a French holding company ("Midi"). The shares of Midi were, in turn, owned 61.4% (representing 62.5% of the voting power) by Finaxa, a French holding company, and 38.6% (representing 37.5% of the voting power) by subsidiaries of Assicurazioni Generali S.p.A., an Italian corporation (one of which, Belgica Insurance Holding S.A., a Belgian corporation, owned 30.8%, representing 33.1% of the voting power). As of March 1, 1996, 61.1% of the voting shares (representing 73.4% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.7% of the voting shares representing 40.4% of the voting power), and 25.5% of the voting shares (representing 16% of the voting power) of Finaxa were owned by Banque Paribas, a French bank. Including the ordinary shares owned by Midi, as of March 1, 1996, the Mutuelles AXA directly or indirectly owned 51% of the issued ordinary shares (representing 64.7% of the voting power) of AXA. Acting as a group, the Mutuelles AXA control AXA, Midi and Finaxa.

         The Investment Advisory Agreement became effective on July 22, 1992. The Investment Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors including the Directors who are not parties to the Investment Advisory Agreement or "interested persons" as defined in the Act, of any such party, at a meeting called for the purpose and held on September 10, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Investment Advisory Agreement. The Investment Advisory Agreement was amended as of June 2, 1994 to provide for the addition of the North American Government Income Portfolio, the Global Dollar Government Portfolio and the Utility Income Portfolio. The amendment to the Investment Advisory Agreement was approved by the unanimous vote, cast in person, of the disinterested Directors at a meeting called for that purpose and held on December 7, 1993. The Investment Advisory Agreement was amended as of October 24, 1994 to provide for the addition of the Growth Portfolio, Worldwide Privatization Portfolio, Conservative Investors Portfolio and Growth Investors Portfolio. The amendment to the Investment Advisory Agreement was approved by the unanimous vote, cast in person of the disinterested Directors at a meeting called for that purpose and held on June 14, 1994. The Investment Advisory Agreement was amended as of February 1, 1996 to provide for the addition of the Technology Portfolio.
The amendment to the Investment Advisory Agreement was approved by the unanimous vote, cast in person, of the disinterested Directors at a meeting called for that purpose and held on November 28, 1995.

         The Adviser provides investment advisory services and order placement facilities for the Portfolio and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers. The Portfolio pays the Adviser at an annual rate of 1.00% of its average daily net asset value.

         The Commission takes the position that the rate of the advisory fee applicable to the Portfolio is higher than that paid by most investment companies, however, the Adviser believes the fee is comparable to that paid by investment companies of similar investment orientation.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolio. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with the Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Portfolio. When two or more of the clients of the Adviser (including the Portfolio) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

         As to the obtaining of services other than those specifically provided to the Portfolio by the Adviser, the Portfolio may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. In such event, the services will be provided to the Portfolio at cost and the payments specifically approved by the Fund's Board of Directors.

         The Investment Advisory Agreement is terminable with respect to the Portfolio without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of such Portfolio or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

         The Investment Advisory Agreement continues in effect until each December 31, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons of such parties as defined by the 1940 Act.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to ACM Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Growth and Income Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited

Maturity Government Fund, Inc., Alliance Managed Dollar Income Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., , Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Inc., Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance World Income Trust, Inc., Alliance Worldwide Privatization Fund, Inc., Fiduciary Management Associates, The Alliance Portfolios, and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance Global Environment Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Portfolio's Prospectus under the heading "Purchase and Redemption of Shares."

REDEMPTION OF SHARES

         The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment either in cash or in portfolio securities received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

_________________________________________________________________

                         NET ASSET VALUE
_________________________________________________________________

         The net asset value of shares of the Portfolio on which the subscription and redemption prices are based is computed in accordance with the Articles of Incorporation and By-Laws of the Fund at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund, on each Fund business day on which such an order is received and trading in the types of securities in which the Portfolio invests might materially affect the value of the Portfolio's shares, by dividing the value of the Portfolio's assets less its liabilities, by the total number of shares then outstanding. For this purpose, a Fund business day is any weekday exclusive of days on which the New York Stock Exchange is closed (most national holidays and Good Friday).

         Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Options will be valued at market value or fair market value if no market exists. Futures contracts will be valued in a like manner, except that open futures contracts sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. However, readily marketable fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Fund's Board of Directors determines that this method does not represent fair value). All other assets of the Portfolio, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.

_________________________________________________________________

                     PORTFOLIO TRANSACTIONS
_________________________________________________________________

         Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers or dealers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with the Fund.

         The Fund will deal in some instances in equity securities which are not listed on a national stock exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers, but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, the Fund's distributor, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ for which DLJ may receive a portion of the brokerage commission. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

         The Portfolio intends to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If so qualified, the Portfolio will not be subject to federal income and excise taxes on its investment company taxable income and net capital gains to the extent such investment company taxable income and net capital gains are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies.

         Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), the Portfolio will be eligible to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Portfolio. If eligible, the Portfolio intends to file such an election, although there can be no assurance that the Portfolio will be able to do so.

         Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified", in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. The Portfolio plans to satisfy these conditions at all times so that the shares of the Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

         For information concerning the federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

CAPITALIZATION

         The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such election of Directors will not be able to elect any person or persons to the Board of Directors.

         All shares of the Fund when duly issued will be fully paid and nonassessable. The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Board of Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the law of the State of Maryland.

         If shares of another series were issued in connection with the creation of the new portfolio, each share of any of the Fund's portfolios would normally be entitled to one vote for all purposes. Generally, shares of each portfolio would vote as a single series for the election of directors and on any other matter that affected each portfolio in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote as separate series.

         Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act, are available to any shareholder of the Fund. Meetings of shareholders may be called by 10% of the Fund's outstanding shareholders.


         The outstanding voting shares of the Portfolio as of September 30, 1996, consisted of 321,760 Shares of common stock. Set forth below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of the Portfolio at September 30, 1996.

NAME AND ADDRESS     NUMBER OF SHARES       % OF SHARES

AIG Life Insurance        251,139               78%
  Company
One ALICO Plaza
600 Kings Street
Wilmington, DE  19801

American International    70,621                22%
  Life Assurance Company
  of New York
80 Pine Street
New York, NY  10005


CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin
Street, Boston, Massachusetts 02110, acts as Custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

PRINCIPAL UNDERWRITER

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

COUNSEL

         Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward &
Kissel, One Battery Park Plaza, New York, New York  10004.

INDEPENDENT AUDITORS

         Ernst & Young LLP, 787 Seventh Avenue, New York, New
York 10019, have been appointed as independent auditors for the Fund.

SHAREHOLDER APPROVAL

         The capitalized term "Shareholder Approval" as used in this Statement of Additional Information means (1) the vote of 67% or more of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares of the Portfolio, whichever is less.

Yield and Total Return Quotations

         From time to time the Portfolio states its "yield", "actual distribution rate" and "total return." The Portfolio's yield for any 30-day (or one-month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one-month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. The Portfolio's "actual distribution rate," which may be advertised in items of sales literature, is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share. Advertisements of the Portfolio's total return disclose the Portfolio's average annual compounded total return for the period since the Portfolio's inception. The Portfolio's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Portfolio are assumed to have been reinvested when received and the maximum sales charge applicable to purchases of Portfolio shares is assumed to have been paid. The past performance of the Portfolio is not intended to indicate future performance.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.








































                               26
00250292.AY8

                           APPENDIX A

                             OPTIONS


         The Portfolio will only write "covered" put and call options, unless such options are written for cross-hedging purposes. The manner in which such options will be deemed
"covered" is described in the Prospectus under the heading "Other
Investment Policies and Techniques -- Options."

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The writer of a listed option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of a listed option may liquidate its position by effecting a "closing sale transaction". This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Portfolio may write options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call option against that security. The exercise price of the call the Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out- of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Portfolio in the same market environments that call options are used in equivalent buy- and-write transactions.

         A portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.


                               A-3
00250292.AY8

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

    (a)  FINANCIAL STATEMENTS

         Included in the Prospectus:
              Financial Highlights

         Included in the Statement of Additional Information for the Premier Growth Portfolio, Global Bond Portfolio, Growth and Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio, Total Return Portfolio, International Portfolio and the Money Market Portfolio:
              Portfolio of Investments - December 31, 1995
              Statement of Assets and Liabilities -
                   December 31, 1995
              Statement of Operations, year ended December 31,
                   1995
              Statement of Changes in Net Assets, years ended
                   December 31, 1995 and December 31, 1994
              Notes to Financial Statements - December 31, 1995
              Financial Highlights - for the years ended
                   December 31, 1995, December 31, 1994
                   December 31, 1993 and December 31, 1992
              Report of Ernst & Young LLP, Independent Auditors

         Included in the Statement of Additional Information for the Global Dollar Government Portfolio, North American Government Income Portfolio, Utility Income Portfolio, Growth Portfolio, Worldwide Privatization Portfolio, Conservative Investors Portfolio and Growth Investors
         Portfolio:
              Portfolio of Investments - December 31, 1995
              Statement of Assets and Liabilities -
                   December 31, 1995
              Statement of Operations, year ended December 31,
                   1995
              Statement of Changes in Net Assets, year ended
                   December 31, 1995 and December 31, 1994
              Notes to Financial Statements - December 31, 1995 Financial Highlights - for the year ended
                   December 31, 1995 and December 31, 1994
              Report of Ernst & Young LLP, Independent Auditors

              All other schedules are either omitted because they are not required under the related instructions, they are inapplicable or the required information is presented in the financial statements or notes which are included in the Statement of Additional Information of the Registration Statement.

    (b)  EXHIBITS:

      (1)(a)    Articles of Incorporation of the Registrant -
                Incorporated herein by reference to Exhibit 1 to Registration Statement on Form N-1A, filed on
                November 20, 1987.

         (b)    Articles Supplementary to the Articles of
                Incorporation of the Registrant - Incorporated herein by reference to Exhibit 1 to Registration
                Statement on Form N-1A, filed on November 20,
                1987.

         (c) Form of Articles Supplementary to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A, filed on May 1, 1991.

         (d)    Articles Supplementary to the Articles of
                Incorporation of the Registrant - Incorporated by reference to Exhibit 1(d) to Post-Effective
                Amendment No. 13 to Registration Statement on
                Form N-1A, filed on May 1, 1995.

         (e) Articles of Amendment to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1(e) to Post-Effective
                Amendment No. 13 to Registration Statement on
                Form N-1A, filed on May 1, 1995.

         (f) Articles Supplementary to the Articles of Incorporation adding Technology Portfolio - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A, filed on April 30, 1996.

         (g)    Articles Supplementary to the Articles of
                Incorporation increasing the authorized aggregate number of shares of capital stock.

         (h)    Articles Supplementary to the Articles of
                Incorporation adding Quasar Portfolio - filed herewith.

      (2)(a) By-Laws of the Registrant - Incorporated by reference to Exhibit 2(a) to Post-Effective

                Amendment No. 15 to Registration Statement on
                Form N-1A, filed on April 30, 1996.

         (b) Revised By-Laws of the Registrant - Incorporated by reference to Exhibit 2(b) to Post-Effective
                Amendment No. 4 of Registration Statement on Form
                N-1A, filed on April 30, 1991.

      (3)       Not applicable.

      (4)(a) Specimen form of Share Certificate for Money Market Portfolio, Growth Portfolio, Growth and Income Portfolio, Managed Income Portfolio, High Yield Portfolio, Total Return Portfolio and International Portfolio - Incorporated by reference to Exhibit 4 to Registration Statement on Form N-1A, filed on November 20, 1987.

         (b) Specimen form of Share Certificate for U.S. Government/High Grade Securities Portfolio, Short-Term Multi-Market Portfolio - Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 4 of Registration Statement on Form N-1A, filed on April 30, 1991

         (c) Specimen form of Share Certificate for Global Bond Portfolio - Incorporated by reference to
                Exhibit 4(c) to Post-Effective Amendment No. 5 of Registration Statement on Form N-1A, filed on
                May 1, 1991.

         (d)    Specimen form of Share Certificate for Technology
                Portfolio - Incorporated by reference to Exhibit
                4(d) to Post-Effective Amendment No. 15 of
                Registration Statement on Form N-1A, filed
                April 30, 1996.

      (5)(a) Advisory Agreement between the Registrant and Alliance Capital Management L.P.- Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A, filed May 1, 1995.

         (b) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A filed on February 26, 1993.

      (6) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A filed on February 26, 1993.

      (7)       Not applicable.

      (8)(a) Amended Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 4 of Registration Statement on Form N-1A, filed on April 30, 1991.

      (9)       Not applicable

      (10)      Not applicable.

      (11)      Consent of Independent Auditors - filed herewith.

      (12)      Not applicable

      (13)      Not applicable

      (14)      Not applicable

      (15)      Not applicable

      (16)(a)   Schedule for computation of Yield and Total
                Return Performance Quotation - Incorporated by reference to Exhibit 16 to Post-Effective
                Amendment No. 4 of Registration Statement on Form
                N-1A, filed on April 30, 1991.

          (b) Schedule for computation of Yield Quotation for the Money market Portfolio - Incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 of Registration Statement on Form N-1A, filed May 1, 1995.

OTHER EXHIBIT:

           Powers of Attorney of David H. Dievler, John D.
           Carifa, William H. Foulk, Jr. and Robert C. White-
           Incorporated by reference to Other Exhibit to Post-
           Effective Amendment No. 4 of Registration Statement on
           Form N-1A, filed on April 30, 1991.

           Power of Attorney of John H. Dobkin - Incorporated by reference to Other Exhibit to Post Effective Amendment
           No. 7 filed on February 26, 1993.

ITEM 25. Persons Controlled by or under Common Control with Registrant.

           None.

ITEM 26.   Number of Holders of Securities.


                                        NUMBER OF RECORD HOLDERS
      TITLE OF CLASS                          September 30, 1996

      Common Stock:
        Short-Term Multi-Market Portfolio           13
        Growth and Income Portfolio                  8
        Global Bond Portfolio                        5
        Money Market Portfolio                       4
        Premier Growth Portfolio                     5
        U.S. Government/High Grade Portfolio         5
        High Yield Portfolio                         0
        International Portfolio                      5
        Total Return Portfolio                       4
        North American Government Income Portfolio   4
        Global Dollar Government Portfolio           4
        Utility Income Portfolio                     5
        Conservative Investors Portfolio             5
        Growth Investors Portfolio                   5
        Worldwide Privatization Portfolio            4
        Growth Portfolio                             6
        Technology Portfolio                         4


ITEM 27.   Indemnification.

           It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1,
           Article VII of the Registrant's By-Laws filed as
           Exhibit 2 and Section 9 of the Distribution Services Agreement filed as Exhibit 6(a), all as set forth below. Registrant's Articles of Incorporation and
           Article VII, Section 1 through Section 6 of the Registrant's By-Laws, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section

           4 of the Advisory Agreement filed as Exhibit 5(a) in response to Item 24, as set forth below.

      Section 2-418 of the Maryland General Corporation Law reads as follows:

           "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS,
           EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

                     (1)  "Directors" means any person who is or
                 was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                      (2)  "Corporation" includes any domestic or
                 foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (3)  "Expenses" include attorney's fees.

                      (4)  "Official capacity" means the
                 following:

                          (i)  When used with respect to a
                 director, the office of director in the
                 corporation; and

                         (ii)  When used with respect to a person
                 other than a director as contemplated in subsection (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                        (iii)  "Official capacity" does not
                 include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                      (5)  "Party" includes a person who was, is,
                 or is threatened to be made a named defendant or respondent in a proceeding.

                      (6)  "Proceeding" means any threatened,
                 pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                          (b)(1)  A corporation may indemnify any
                 director made a party to any proceeding by reason of service in that capacity unless it is established that:

                          (i)  The act or omission of the
                 director was material to the matter giving rise to the proceeding; and

                                1.  Was committed in bad faith;
                 or

                                2.  Was the result of active and
                 deliberate dishonesty; or

                         (ii)  The director actually received an
                 improper personal benefit in money, property, or services; or

                        (iii)  In the case of any criminal
                 proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

                      (2) (i)  Indemnification may be against
                 judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii)  However, if the proceeding was one
                 by or in the right of the corporation,
                 indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                      (3) (i)  The termination of any proceeding
                 by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                         (ii)  The termination of any proceeding
                 by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                          (c)  A director may not be indemnified
                 under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                          (d)  Unless limited by the charter:

                                (1)  A director who has been
                 successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                                (2)  A court of appropriate
                 jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                          (i)  If it determines a director is
                 entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                         (ii)  If it determines that the director
                 is fairly and reasonably entitled to
                 indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                          (3)   A court of appropriate
                 jurisdiction may be the same court in which the proceeding involving the director's liability took place.

                     (e)  (1)  Indemnification under subsection
                 (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                          (2)  Such determination shall be made:

                          (i)  By the board of directors by a
                 majority vote of a quorum consisting of
                 directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                         (ii)  By special legal counsel selected
                 by the board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                        (iii)  By the stockholders.

                      (3)  Authorization of indemnification and
                 determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                      (4)  Shares held by directors who are
                 parties to the proceeding may not be voted on the subject matter under this subsection.

                      (f) (1)  Reasonable expenses incurred by a
                 director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                          (i)  A written affirmation by the
                 director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                         (ii)  A written undertaking by or on
                 behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                          (2)  The undertaking required by
                 subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                          (3)   Payments under this subsection
                 shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                      (g)  The indemnification and advancement of
                 expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                      (h)  This section does not limit the
                 corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                      (i)  For purposes of this section:

                          (1)  The corporation shall be deemed to
                 have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                          (2)  Excise taxes assessed on a
                 director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                          (3)   Action taken or omitted by the
                 director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                      (j)  Unless limited by the charter:

                          (1)  An officer of the corporation
                 shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                          (2)  A corporation may indemnify and
                 advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                          (3)  A corporation, in addition, may
                 indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                      (k) (1)  A corporation may purchase and
                 maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                          (2)  A corporation may provide similar
                 protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                          (3)  The insurance or similar
                 protection may be provided by a subsidiary or an affiliate of the corporation.

                      (l)  Any indemnification of, or advance of
                 expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

           Article EIGHTH of the Registrant's Articles of
Incorporation reads as follows:

           "EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such Corporations.

           The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

           The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

           In accordance with Release No. IC-11330 (September 2,
           1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by
           (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or
           (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
           (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

           ARTICLE VII, Section 1 through Section 6 of the
Registrant's By-laws reads as follows:

           "Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

           "Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met:
           (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

           "Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by
           (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

           "Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

           "Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

           "Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

           The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28.   Business and Other Connections of Adviser.

           The descriptions of Alliance Capital Management L.P. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

           The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

ITEM 29.   Principal Underwriters.

      (a)  Alliance Fund Distributors, Inc., the Registrant's
           Principal Underwriter in connection with the sale of shares of the Registrant, also acts as Principal
           Underwriter or Distributor for the following investment companies:

                 ACM Institutional Reserves, Inc.
                 AFD Exchange Reserves
                 The Alliance Fund, Inc.
                 Alliance All-Asia Investment Fund, Inc.
                 Alliance Balanced Shares, Inc.
                 Alliance Bond Fund, Inc.
                 Alliance Capital Reserves
                 Alliance Developing Markets Fund, Inc.

                 Alliance Global Fund
                 Alliance Global Dollar Government Fund, Inc.
                 Alliance Global Small Cap Fund, Inc.
                 Alliance Global Strategic Income Trust, Inc.
                 Alliance Government Reserves
                 Alliance Growth and Income Fund, Inc.
                 Alliance Income Builder Fund, Inc.
                 Alliance International Fund
                 Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
                 Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
                 Alliance Municipal Income Fund, Inc. II
                 Alliance Municipal Trust
                 Alliance New Europe Fund, Inc.
                 Alliance North American Government Income Trust,
                 Inc.
                 Alliance Premier Growth Fund, Inc.
                 Alliance Quasar Fund, Inc.
                 Alliance Real Estate Investment Fund, Inc.
                 Alliance Short-Term Multi-Market Trust, Inc.
                 Alliance Technology Fund, Inc.
                 Alliance Utility Income Fund, Inc.
                 Alliance World Income Trust, Inc.
                 Alliance Worldwide Privatization Fund, Inc.
                 Fiduciary Management Associates
                 The Alliance Portfolios

      (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                         POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER              WITH REGISTRANT

Michael J. Laughlin      Chairman

Robert L. Errico         President

Edmund P. Bergan, Jr.    Senior Vice President,       Secretary
                         General Counsel
                         and Secretary

Daniel J. Dart           Senior Vice President

Byron M. Davis           Senior Vice President

Richard A. Davies        Senior Vice President

Kimberly A. Gardener     Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Barbara J. Krumseik      Senior Vice President

Stephen R. Laut          Senior Vice President

Daniel D. McGingley      Senior Vice President

Dusty W. Paschall        Senior Vice President

Antonios G. Poleonadkis  Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Warren W. Babcock, III   Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

William P. Beanblossom   Vice President

Jack C. Bixler           Vice President

Casimir F. Bolanowski    Vice President

Kevin T. Cannon          Vice President

William W. Collins, Jr.  Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

Mark J. Dunbar           Vice President

Sohaila S. Farsheed      Vice President

Linda A. Finnerty        Vice President

William C. Fisher        Vice President

Robert M. Frank          Vice President

Gerard J. Friscia        Vice President & Controller

Andrew L. Gangolf        Vice President

Mark D. Gersten          Vice President               Treasurer, CFO and
                                                      Assistant Secretary

Joseph W. Gibson         Vice President

Herbert H. Goldman       Vice President

James E. Gunter          Vice President

Alan Halfenger           Vice President

Daniel M. Hazard         Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Robert H. Joseph, Jr.    Vice President & Treasurer

Richard D. Keppler       Vice President

Sheila F. Lamb           Vice President

Donna M. Lamback         Vice President

Thomas Leavitt, III      Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Maura A. McGrath         Vice President

Matthew P. Mintzer       Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

Daniel J. Phillips       Vice President

Robert T. Pigozzi        Vice President

James J. Posch           Vice President

Robert E. Powers         Vice President

Domenick Pugliese        Vice President

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

J. William Stratt, Jr.   Vice President

Richard E. Tambourine    Vice President

Joseph T. Tocylosky      Vice President

Neil S. Wood             Vice President

Emilie D. Wrapp          Vice President

Maria L. Carreras        Assistant Vice President

Sarah A. Chodara         Assistant Vice President

John W. Cronin           Assistant Vice President

Leon M. Fern             Assistant Vice President

William B. Hanigan       Assistant Vice President

Vicky M. Hayes           Assistant Vice President

John C. Hershock         Assistant Vice President

James J. Hill            Assistant Vice President

Thomas K. Intoccia       Assistant Vice President

Edward W. Kelly          Assistant Vice President

Patrick Look             Assistant Vice President

Shawn P. McClain         Assistant Vice President

Thomas F. Monnerat       Assistant Vice President

Jeanette M. Nardella     Assistant Vice President

Carol H. Rappa           Assistant Vice President

Lisa Robinson-Cronin     Assistant Vice President

Karen C. Satterberg      Assistant Vice President

Robert M. Smith          Assistant Vice President

Joseph T. Tocyloski      Assistant Vice President

Wesley S. Williams       Assistant Vice President

Mark R. Manley           Assistant Vice President


       (c)  Not Applicable.

ITEM 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094, and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 31.  Management Services.

         Not Applicable.

ITEM 32.  Undertakings.


         (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements pertaining to the Quasar Portfolio, which need not be certified, within four to six months from the effective date of the amendment to its Securities Act of 1933 Registration Statement.


         (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                           SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 9th day of October, 1996.

                                  ALLIANCE VARIABLE PRODUCTS
                                  SERIES FUND, INC.


                                  by /s/ John D. Carifa
                                  _____________________
                                  John D. Carifa
                                  Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


      SIGNATURE                        TITLE             DATE

1.    Principal Executive Officer

      /s/ John D. Carifa               Chairman and      October 9, 1996
      __________________
        John D. Carifa

2.    Principal Financial and
      Accounting Officer

      /s/ Mark D. Gersten              Treasurer and     October 9, 1996
      ___________________              Chief Financial
        Mark D. Gersten                Officer

3.    A majority of the Directors

      David H. Dievler
      John D. Carifa
      William H. Foulk, Jr.
      John H. Dobkin
      Robert C. White

      by /s/ Edmund P. Bergan, Jr.                       October 9, 1996
      ____________________________
        (Attorney-in-fact)
        Edmund P. Bergan, Jr.

                        INDEX TO EXHIBITS

EXHIBIT NO.


















































                              C-25
00250292.AX8